Segmented information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmented information	Segmented information
For management purposes, the Company is organized into business units based on its products, services and geographical location and has five reportable segments as follows:
•Exchange listed products (reportable), which provides management services to the Company's closed-end physical trusts and exchange traded funds ("ETFs"), both of which are actively traded on public securities exchanges;
•Managed equities (reportable), which provides asset management and sub-advisory services to the Company's branded funds, fixed-term LPs and managed accounts;
•Lending (reportable), which provides lending and streaming activities through limited partnership vehicles as well as through direct lending activities using the Company's balance sheet;
•Brokerage (reportable), which includes the activities of our Canadian and U.S. broker-dealers;
•Corporate (reportable), which provides capital, balance sheet management and enterprise shared services to the Company's subsidiaries;
•All other segments (non-reportable), which do not meet the definition of reportable segments as per IFRS 8.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on earnings before interest expense, income taxes, amortization and impairment of intangible assets and goodwill, gains and losses on proprietary investments (as if such gains and losses had not occurred), foreign exchange gains and losses, one time non-recurring expenses, non-cash and non-recurring stock-based compensation, carried interest and performance fees and carried interest and performance fee payouts (adjusted base EBITDA).
Adjusted base EBITDA is not a measurement in accordance with IFRS and should not be considered as an alternative to net income or any other measure of performance under IFRS.
Transfer pricing between operating segments is performed on an arm's length basis in a manner similar to transactions with third parties.
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2020

	Exchange listed products	Managed equities	Lending	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	37,680	41,354	15,509	30,683	(7,214)	3,764	121,776
Total expenses	9,151	22,686	8,469	23,454	18,566	4,788	87,114
Income (loss) before income taxes	28,529	18,668	7,040	7,229	(25,780)	(1,024)	34,662
Adjusted base EBITDA	30,563	10,762	7,272	8,052	(13,722)	1,239	44,166
For the year ended December 31, 2019

	Exchange listed products	Managed equities	Lending	Brokerage	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	24,528	14,058	14,745	21,208	(2,604)	1,551	73,486
Total expenses	9,274	8,145	8,224	20,442	9,904	4,547	60,536
Income (loss) before income taxes	15,254	5,913	6,521	766	(12,508)	(2,996)	12,950
Adjusted base EBITDA	17,988	3,167	10,725	3,342	(7,290)	1,071	29,003
For geographic reporting purposes, transactions are primarily recorded in the location that corresponds with the underlying subsidiary's country of domicile that generates the revenue. The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019
Canada	95,962	63,375
United States	25,814	10,111
	121,776	73,486